Cover	Nov. 12, 2021
Document Information Line Items
Entity Registrant Name	OXBRIDGE RE HOLDINGS LIMITED
Entity Central Index Key	0001584831
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Nov. 12, 2021
Entity File Number	001-36346
Entity Incorporation State Country Code	E9
Entity Tax Identification Number	98-1150254
Entity Address Address Line 1	Suite 201
Entity Address Address Line 2	42 Edward Street
Entity Address Address Line 3	Georgetown P.O. Box 469
Entity Address City Or Town	Grand Cayman
Entity Address Country	KY
Entity Address Postal Zip Code	KY1-9006
City Area Code	345
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	749-7570
Security 12b Title	Ordinary Shares (par value $0.001)
Trading Symbol	OXBR
Security Exchange Name	NASDAQ
Warrants
Document Information Line Items
Security 12b Title	Warrants to Purchase Ordinary Shares
Trading Symbol	OXBRW
Security Exchange Name	NASDAQ